Bank Loans - Schedule of Short-Term Bank Debt (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Secured short-term loans	$ 6,210,176	$ 6,584,664
Total short-term bank loans	$ 6,210,176	$ 6,584,664